ADVANCES RECEIVABLE AND PREPAID EXPENSES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan		$ 60,543		$ 60,506
Non-interest bearing, unsecured balance receivable		19,037		23,629
Harmanized Sales Tax refunds	$ 26,389	58,755
Kilo Goldmines Ltd [Member]
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan			$ 65,000	47,990
Interest rate	8.00%
Interest accrued		$ 9,271		$ 12,516